Financial Instruments and Financial Risk Management - Fair Value by Hierarchy (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Financial Instruments and Financial Risk Management
Fair value gain on financial asset - FID	$ 2,542	$ 391	$ 3,283	$ 391
Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	51,421		51,421		$ 48,138
SWA
Financial Instruments and Financial Risk Management
Financial assets	31,000		31,000		28,400
ETX
Financial Instruments and Financial Risk Management
Financial assets	20,400		20,400		19,700
Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	5,350		5,350		2,335
Fair value gain on financial asset - FID			2,800	$ 0
Level 3 of fair value hierarchy | Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	51,421		51,421		48,138
Level 3 of fair value hierarchy | Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	$ 5,350		$ 5,350		$ 2,335